Trade and other receivables - Impairment allowance (Details) R in Millions	12 Months Ended
	Dec. 31, 2021 ZAR (R) R / $	Dec. 31, 2020 ZAR (R) R / $	Dec. 31, 2019 ZAR (R) R / $
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lonmin acquisition	R 0	R 0	R 95
Currency risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exchange rates (in ZAR per USD) | R / $	15.94	14.69	14.00
Currency risk | Trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage decrease in risk assumption	1.00%
Exchange rates (in ZAR per USD) | R / $	15.94
Effect on net profit or loss	R 42
Other trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance at beginning of the year	1,021	R 889
Balance at end of the year	904	1,021	R 889
PGM sales concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance at beginning of the year	4,030	2,342
Balance at end of the year	R 3,794	4,030	2,342
PGM sales concentrate | Commodity price risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage decrease in risk assumption	1.00%
Effect on revenue and receivable balance	R 28
Financial instruments credit-impaired | Other trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Balance at beginning of the year	199	140	16
Impairment allowance recognised in profit or loss for the year	3	59	29
Impaired financial assets recovered during the year	(1)	0	0
Balance at end of the year	R 201	R 199	R 140